Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,500,000.00
Previously Paid Amount	23,822.25
Total Fee Amount	23,822.25
Total Offset Amount	0.00
Net Fee	$ 0.00